Ivy Funds Variable Insurance Portfolios

Supplement dated September 30, 2016 to the

Ivy Funds Variable Insurance Portfolios Statement of Additional Information

dated April 29, 2016

The following information supplements and supersedes any contrary information in the statement of additional information:

Investment Adviser Change

Ivy Investment Management Company (IICO), an affiliate of Waddell & Reed Investment Management Company (WRIMCO), has entered into investment management agreements to provide investment advisory services to each series (Portfolios) of the Ivy Funds Variable Insurance Portfolios (Trust) and WRIMCO has terminated its investment management agreements with the Trust. IICO also has entered into investment subadvisory agreements with Advantus Capital Management, Inc. (Advantus) with respect to certain Portfolios and WRIMCO has terminated its investment subadvisory agreements with Advantus.

The investment professionals of WRIMCO who previously provided services to the Portfolios under the investment management agreements will continue to provide the same services, except that they will provide those services in their capacities as investment professionals of IICO. There will be no change in the investment processes currently employed by any Portfolio, the nature or level of services provided to any Portfolio, or the fees any Portfolio pays under the investment management agreements. In addition, the services provided by Advantus to certain Portfolios will remain unchanged.

Effective immediately, all references to WRIMCO in the statement of additional information that refer to WRIMCO as the investment adviser to the Portfolios are replaced with IICO.

Name Change

Effective immediately, the name of Ivy Funds Variable Insurance Portfolios is changed to Ivy Variable Insurance Portfolios and the name of each Portfolio is changed as set forth below.

Old Series Name	New Series Name
Ivy Funds VIP Core Equity	Ivy VIP Core Equity
Ivy Funds VIP Dividend Opportunities	Ivy VIP Dividend Opportunities
Ivy Funds VIP Growth	Ivy VIP Growth
Ivy Funds VIP Micro Cap Growth	Ivy VIP Micro Cap Growth
Ivy Funds VIP Mid Cap Growth	Ivy VIP Mid Cap Growth
Ivy Funds VIP Small Cap Growth	Ivy VIP Small Cap Growth
Ivy Funds VIP Small Cap Value	Ivy VIP Small Cap Value
Ivy Funds VIP Value	Ivy VIP Value
Ivy Funds VIP Bond	Ivy VIP Bond
Ivy Funds VIP Global Bond	Ivy VIP Global Bond
Ivy Funds VIP High Income	Ivy VIP High Income
Ivy Funds VIP Limited-Term Bond	Ivy VIP Limited-Term Bond
Ivy Funds VIP Global Growth	Ivy VIP Global Growth
Ivy Funds VIP International Core Equity	Ivy VIP International Core Equity
Ivy Funds VIP Asset Strategy	Ivy VIP Asset Strategy
Ivy Funds VIP Balanced	Ivy VIP Balanced
Ivy Funds VIP Energy	Ivy VIP Energy
Ivy Funds VIP Global Natural Resources	Ivy VIP Global Natural Resources
Ivy Funds VIP Real Estate Securities	Ivy VIP Real Estate Securities
Ivy Funds VIP Science and Technology	Ivy VIP Science and Technology
Ivy Funds VIP Money Market	Ivy VIP Money Market
Ivy Funds VIP Pathfinder Aggressive	Ivy VIP Pathfinder Aggressive
Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy VIP Pathfinder Moderately Aggressive
Ivy Funds VIP Pathfinder Moderate	Ivy VIP Pathfinder Moderate
Ivy Funds VIP Pathfinder Moderately Conservative	Ivy VIP Pathfinder Moderately Conservative
Ivy Funds VIP Pathfinder Conservative	Ivy VIP Pathfinder Conservative
Ivy Funds VIP Pathfinder Moderate — Managed Volatility	Ivy VIP Pathfinder Moderate — Managed Volatility

Supplement	Statement of Additional Information	1

Old Series Name	New Series Name
Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility	Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility
Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility	Ivy VIP Pathfinder Moderately Conservative — Managed Volatility

Distributor Change

Ivy Distributors, Inc. (IDI), an affiliate of Waddell & Reed, Inc. (W&R), has replaced W&R as principal underwriter and distributor for the Portfolios. Effective immediately, all references to W&R in the statement of additional information that refer to W&R as the principal underwriter and distributor for the Portfolios are replaced with IDI.

Other Changes

Effective August 1, 2016, Henry J. Herrmann retired as CEO of Waddell & Reed Financial, Inc. (WDR); and as President, CEO and Chairman of Waddell & Reed Investment Management Company (WRIMCO) and Ivy Investment Management Company (IICO); and was replaced in all such offices by Philip J. Sanders. Mr. Herrmann also resigned as a Director of IICO, WRIMCO, Waddell & Reed Services Company (WISC), W&R Capital Management Group, Inc., Ivy Distributors, Inc. and Waddell & Reed, Inc. and as President of each of the funds in the Fund Complex, and no longer serves as a member of management’s Valuation Committee. Information regarding Mr. Sanders is included below.

The following portfolio management changes are effective as of the dates listed below:

Effective August 1, 2016, Bradley M. Klapmeyer replaced Philip J. Sanders as one of the co-portfolio managers for Ivy VIP Growth. All references to Mr. Sanders and his portfolio management of Ivy VIP Growth in the SAI are deleted. Information regarding Mr. Klapmeyer as of August 31, 2016, is included below.

Effective October 1, 2016, Nathan A. Brown joins Kimberly A. Scott as a co-portfolio manager for Ivy VIP Mid Cap Growth. Information regarding Mr. Brown as of August 31, 2016, is included below.

Effective October 1, 2016, Michael T. Wolverton joins David P. Ginther as a co-portfolio manager for Ivy VIP Energy and Ivy VIP Global Natural Resources. As of August 31, 2016, Mr. Wolverton did not manage any accounts, but did own shares in the Fund Complex. Information regarding Mr. Wolverton’s ownership of shares as of August 31, 2016, is included below.

Effective October 1, 2016, Timothy J. Miller and Brad Halverson join Kenneth G. McQuade as co-portfolio managers for Ivy VIP Small Cap Growth. Information regarding Mr. Miller as of August 31, 2016, is included below. As of August 31, 2016, Mr. Halverson did not manage any accounts, but did own shares in the Fund Complex. Information regarding Mr. Halverson’s ownership of shares as of August 31, 2016, is included below.

Effective October 1, 2016, Aaron Young joins F. Chace Brundige and Cynthia Prince-Fox as co-portfolio manager for the Ivy VIP Pathfinder Portfolios and Ivy VIP Managed Volatility Portfolios. As of August 31, 2016, Mr. Young did not manage any accounts, but did own shares in the Fund Complex. Information regarding Mr. Young’s ownership of shares as of August 31, 2016, is included below.

Effective October 1, 2016, Bradley J. Warden joins Zachary H. Shafran as a co-portfolio manager for Ivy VIP Science and Technology. As of August 31, 2016, Mr. Warden did not manage any accounts, but did own shares in the Fund Complex. Information regarding Mr. Warden’s ownership of shares as of August 31, 2016, is included below.

Effective immediately, the following is inserted as a new row in the “Management of the Trust — Trustees and Officers — Officers” table:

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	OFFICER OF TRUST SINCE	OFFICER OF ADVISORS FUND COMPLEX SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Philip J. Sanders* 6300 Lamar Avenue Overland Park, KS 66202 1959	President	2016	2016	CEO of WDR (August 2016 to present); President, CEO and Chairman of WRIMCO and IICO (August 2016 to present); President of each of the funds in the Fund Complex (August 2016 to present); CIO of WDR (February 2011 to present); CIO of WRIMCO and IICO (August 2010 to present)

*	Mr. Sanders was Vice President of the Trust and the Fund Complex from 1998 until his appointment as President in August 2016.

2	Statement of Additional Information	Supplement

Effective October 1, 2016, the following is added after the last table in the “Portfolio Managers” section:

The following tables provide information relating to the portfolio managers of the Portfolios listed below as of August 31, 2016:

Nathan A. Brown—Ivy VIP Mid Cap Growth*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$203.1	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Brown assumed co-investment management responsibilities for Ivy VIP Mid Cap Growth effective October 1, 2016.
**	This data does not include Ivy VIP Mid Cap Growth, since Mr. Brown was not the portfolio manager of Ivy VIP Mid Cap Growth on August 31, 2016.

Bradley M. Klapmeyer—Ivy VIP Growth*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	5	24
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$4,675.4	$290.1	$2,171.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$97.7

*	Mr. Klapmeyer assumed co-investment management responsibilities for Ivy VIP Growth effective August 1, 2016.

Timothy J. Miller—Ivy VIP Small Cap Growth*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,802.6	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Miller assumed co-investment management responsibilities for Ivy VIP Small Cap Growth effective October 1, 2016.
**	This data does not include Ivy VIP Small Cap Growth, since Mr. Miller was not the portfolio manager of Ivy VIP Small Cap Growth on August 31, 2016.

Effective October 1, 2016, the following is added as a new table under the second table in the “Portfolio Managers—Ownership of Securities” section:

As of August 31, 2016, the dollar range of shares beneficially owned by the portfolio managers listed below was:

Manager	Portfolio Managed in Ivy Variable Insurance Portfolios	Dollar Range of Fund Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in Funds in Fund Complex
Nathan A. Brown	Ivy VIP Mid Cap Growth[1]	$0	$100,001 to $500,000	$500,001 to $1,000,000

Supplement	Statement of Additional Information	3

Manager	Portfolio Managed in Ivy Variable Insurance Portfolios	Dollar Range of Fund Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in Funds in Fund Complex
Brad Halverson	Ivy VIP Small Cap Growth[2]	$0	$10,001 to $50,000	$100,001 to $500,000
Bradley M. Klapmeyer	Ivy VIP Growth[3]	$0	$10,001 to $50,000	$100,001 to $500,000
Timothy J. Miller	Ivy VIP Small Cap Growth[4]	$0	$100,001 to $500,000	$100,001 to $500,000
Bradley J. Warden	Ivy VIP Science and Technology[5]	$0	$100,001 to $500,000	$500,001 to $1,000,000
Michael T. Wolverton	Ivy VIP Energy[6]	$0	$10,001 to $50,000	$100,001 to $500,000
	Ivy VIP Global Natural Resources[6]	$0	$0
Aaron Young	Ivy VIP Pathfinder Aggressive[7]	$0	N/A	$100,001 to $500,000
	Ivy VIP Pathfinder Conservative[7]	$0	N/A
	Ivy VIP Pathfinder Moderate[7]	$0	N/A
	Ivy VIP Pathfinder Moderately Aggressive[7]	$0	N/A
	Ivy VIP Pathfinder Moderately Conservative[7]	$0	N/A
	Ivy VIP Pathfinder Moderate — Managed Volatility[7]	$0	N/A
	Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility[7]	$0	N/A
	Ivy VIP Pathfinder Moderately Conservative — Managed Volatility[7]	$0	N/A

[1]	Mr. Brown assumed co-investment management responsibilities for Ivy VIP Mid Cap Growth effective October 1, 2016.
[2]	Mr. Halverson assumed co-investment management responsibilities for Ivy VIP Small Cap Growth effective October 1, 2016.
[3]	Mr. Klapmeyer assumed co-investment management responsibilities for Ivy VIP Growth effective August 1, 2016.
[4]	Mr. Miller assumed co-investment management responsibilities for Ivy VIP Small Cap Growth effective October 1, 2016.
[5]	Mr. Warden assumed co-investment management responsibilities for Ivy VIP Science and Technology effective October 1, 2016.
[6]	Mr. Wolverton assumed co-investment management responsibilities for Ivy VIP Energy and Ivy VIP Global Natural Resources effective October 1, 2016.
[7]	Mr. Young assumed co-investment management responsibilities for the Ivy VIP Pathfinder Portfolios and the Ivy VIP Pathfinder Managed Volatility Portfolios effective October 1, 2016.

4	Statement of Additional Information	Supplement

With limited exceptions, a portion of the portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of August 31, 2016, the dollar range of shares deemed owned by the portfolio manager was:

Manager	Portfolio Managed in the Ivy Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned in Portfolio or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Timothy J. Miller	Ivy VIP Small Cap Growth[2]	$100,001 to $500,000	$100,001 to $500,000

[1]	Shares deemed to be owned in Portfolio or similarly managed style within the Fund Complex which is managed by the portfolio manager.
[2]	Mr. Miller assumed co-investment management responsibilities for Ivy VIP Small Cap Growth effective October 1, 2016.

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